Property, plant and equipment - Summary of Right of Use Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 9.5
Ending balance	8.0	$ 9.5
Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(13.2)	(9.8)
Amortization	3.6	6.3
Additions (Terminations)		(2.9)
Ending balance	(16.8)	(13.2)
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	22.7	35.5
Additions (Terminations)	2.1	(12.8)
Ending balance	24.8	22.7
Office | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(2.4)
Amortization		0.5
Additions (Terminations)		(2.9)
Office | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		12.6
Additions (Terminations)		(12.6)
Transportation | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(10.5)	(6.0)
Amortization	2.1	4.5
Ending balance	(12.6)	(10.5)
Transportation | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14.9	16.7
Additions (Terminations)	1.4	(1.8)
Ending balance	16.3	14.9
Vehicles | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2.6)	(1.3)
Amortization	1.4	1.3
Ending balance	(4.0)	(2.6)
Vehicles | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5.7	4.1
Additions (Terminations)	0.7	1.6
Ending balance	6.4	5.7
Surface | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(0.1)	(0.1)
Amortization	0.1
Ending balance	(0.2)	(0.1)
Surface | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2.1	2.1
Ending balance	$ 2.1	$ 2.1